Provisions for judicial and administrative proceedings, commitments and other provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions For Judicial And Administrative Proceedings Commitments And Other Provisions
Schedule of breakdown of obligation and provisions

Thousand of Reais	2024	2023

Provisions for pension funds and similar liabilities (Note 21)	1,364,437	2,543,504
Provisions for judicial and administrative proceedings, commitments, and other provisions	9,612,493	8,930,277
Judicial and Administrative Proceedings for Liabilities of Former Controlling Shareholders (Note 15)	496	496
Judicial and administrative proceedings	9,065,853	8,457,667
Comprising:		-
Civil	3,330,621	2,888,359
Labor	2,946,482	3,277,476
Tax and Social Security	2,788,750	2,291,832
Provisions for contingent liabilities (Note 22.b.1)	440,113	382,485
Miscellaneous provisions	106,031	89,629
Total	10,976,930	11,473,781

Schedule of changes in obligation and provisions

Thousand of Reais			2024

	Pension Funds (1)	Other Provisions	Total
Balance at the beginning of the fiscal year	2,543,504	8,930,277	11,473,781
Additions charged to income:
Interest expense and similar charges	205,119	-	205,119
Personnel Expenses (Note 39)	6,280	-	6,280
Establishment / Reversals and Adjustments of Provisions	(24)	4,537,708	4,537,684
Other Comprehensive Income	736,938	-	736,938
Establishment / Reversal of provisions for contingent commitments	-	57,628	57,628
Payments to external funds	(2,417,724)	-	(2,417,724)
Amount paid	-	(3,913,120)	(3,913,120)
Transfer to other assets - actuarial assets (Note 15)	24,452	-	24,452
Transfers, foreign exchange fluctuations, and other variations	265,892	-	265,892
Balance at the end of the fiscal year	1,364,437	9,612,493	10,976,930

Thousand of Reais			2023

	Pension Funds (1)	Other Provisions	Total
Balance at the beginning of the fiscal year	1,775,202	7,339,941	9,115,143
Additions charged to profit or loss:
Interest and Similar Income and Expenses	154,499	-	154,499
Personnel Expenses (Note 39)	3,788	-	3,788
Establishment / Reversals and Adjustments of Provisions	(89)	4,472,411	4,472,322
Other Comprehensive Income	834,702	-	834,702
Establishment / Reversal of provisions for contingent commitments	-	(47,999)	(47,999)
Payments to external funds	(251,467)	-	(251,467)
Amount paid	-	(2,834,076)	(2,834,076)
Transfer to other assets - actuarial assets (Note 15)	26,869	-	26,869
Transfers, foreign exchange fluctuations, and other variations	-	-	-
Balance at the end of the fiscal year	2,543,504	8,930,277	11,473,781

Thousand of Reais			2022

	Pension Funds (1)	Other Provisions	Total
Balance at the beginning of the fiscal year	2,728,126	8,876,356	11,604,482
Additions charged to profit or loss:
Interest and Similar Income and Expenses	156,637	-	156,637
Personnel Expenses (Note 39)	6,447	-	6,447
Establishment / Reversals and Adjustments of Provisions	40,470	1,652,562	1,693,032
Other Comprehensive Income	(401,147)	-	(401,147)
Establishment / Reversal of provisions for contingent commitments	-	(477,543)	(477,543)
Payments to external funds	(783,187)	-	(783,187)
Amount paid	-	(2,713,474)	(2,713,474)
Transfer to other assets - actuarial assets (Note 15)	27,856	-	27,856
Transfers, foreign exchange fluctuations, and other variations	-	2,040	2,040
Balance at the end of the fiscal year	1,775,202	7,339,941	9,115,143
(1)	For further information, please refer to note 21. Provisions for pension funds and similar liabilities

Schedule of movement of provision

Thousand of Reais	2024	2023	2022

Balance at the beginning of the period	382,485	430,484	908,027
Establishment / Reversal of provisions for contingent commitments	57,628	(47,999)	(477,543)
Balance at end of year	440,113	382,485	430,484